Business developments	6 Months Ended
Jun. 30, 2018
Business developments	3 Business developments and subsequent events There were no significant business developments or subsequent events in 2Q18.
Bank
Business developments	3 Business developments and subsequent events There were no significant business developments or subsequent events in 6M18.